Schedule of December 2021 Note balances (Details) - February 2018 Notes [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Nov. 22, 2016	Nov. 20, 2015
Debt Instrument [Line Items]
Convertible Notes, Principal Balance Outstanding	$ 19,170	$ 150,000
Debt Instrument, Unamortized Discount	(2,220)	(25,356)	$ (4,300)
Convertible Debt	$ 16,950	$ 124,644	$ 150,000	$ 150,000